Segments and Geographical Information	6 Months Ended
Jun. 30, 2025
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 7:	SEGMENTS AND GEOGRAPHICAL INFORMATION

Commencing January 1, 2020, the Company presents its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit.

a.	Information about the operating segments for the six months ended June 30, 2025 and 2024 is as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2025:

Revenues from external customers	$6,168	$19,734	$868	$(217)	$26,553

Cost of revenues, net of allowance	$4,907	$14,688	$663	$(217)	$20,041

Allowance for slow inventory	$-	$293	$-	$-	$293

Gross profit	$1,261	$4,753	$205	$-	$6,219

Allocated operating expenses	$1,760	$2,106	$141	$-	$4,007

Unallocated operating expenses	-	-	-	-	$401

Operating Income (loss)	$(499)	$2,647	$64	$-	$1,811

Financial income	-	-	-	-	$424

Income before taxes on income	-	-	-	-	$2,235

Tax on income	-	-	-	-	$121

Net Income	-	-	-	-	$2,114
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2024:

Revenues from external customers	$6,662	$12,687	$401	$(16)	$19,734

Cost of revenues, net of allowance	$5,042	$9,599	$251	$(16)	$14,876

Allowance for slow-moving inventory	$-	$100	$-	$-	$100

Gross profit	$1,620	$2,988	$150	$-	$4,758

Allocated operating expenses	$1,103	$1,683	$122	$-	$2,908

Unallocated operating expenses	-	-	-	-	$345

Operating Income (loss)	$517	$1,305	$28	$-	$1,505

Financial expenses	-	-	-	-	$(262)

Net Income before tax	-	-	-	-	$1,243

Tax on income	-	-	-	-	$1

Net Income	-	-	-	-	$1,242

b.	The following presents total revenues for the six months ended June 30, 2025 and 2024 based on the location of customers:

	June 30,
	2025	2024
	Unaudited

Israel	$23,746	$18,041
Far East	-	54
India	696	796
Europe	919	463
United States	1,192	377
Others	-	3

	$26,553	$19,734